Organization and Operations (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022	Mar. 04, 2024	Jan. 26, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ 80,456	$ 201,590		$ 201,590		$ 80,456
Working capital deficit	104,743	132,857		132,857		104,743		$ 6,934
Net loss	(1,287)	24,136	$ 24,570	84,980	$ 30,451	54,738	$ 56,025	4,152
Net loss		24,136	$ 24,570	84,980	30,451	54,738		4,152
Net cash flows used by operating activities				54,434	$ (3,617)	(8,665)		(45,639)
Cash and cash equivalents	$ 11,626	$ 18,654		$ 18,654		$ 11,626		$ 23,179
Subsequent Event | Redeemable Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)									25,000
Senior Notes | Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum aggregate principal amount										$ 25,773
Senior Notes, Purchase or Refinancing of Aircraft | Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum aggregate principal amount										$ 25,000